Supplement dated November 13, 2017
to the Prospectus, as supplemented, of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – U.S. Equities Fund	5/1/2017
Variable Portfolio – Columbia Wanger International Equities Fund	5/1/2017
Effective immediately, the list of portfolio managers for Columbia Wanger Asset Management, LLC, under the caption “Fund Management” in the “Summary of Columbia VP - U.S. Equities Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew A. Litfin, CFA	Director of Research (U.S.) and Portfolio Manager	Lead manager	2016
Rich Watson, CFA	Portfolio Manager	Co-manager	November 2017
The rest of the section, including the portfolio manager information for Columbia Management Investment Advisers, LLC, remains the same.
Effective immediately, the information about the portfolio managers for Columbia Wanger Asset Management, LLC, under the caption “Portfolio Managers” in the “More Information About Columbia VP - U.S. Equities Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew A. Litfin, CFA	Director of Research (U.S.) and Portfolio Manager	Lead manager	2016
Rich Watson, CFA	Portfolio Manager	Co-manager	November 2017
Mr. Litfin has been associated with CWAM since 2015. Prior to joining CWAM, Mr. Litfin served as a portfolio manager and analyst for funds that invested in small- and mid-cap companies. Mr. Litfin began his investment career in 1993 and earned a B.S. from the University of Tennessee and an M.B.A. from Harvard University.
Mr. Watson has been associated with CWAM as an investment professional since 2006. Mr. Watson began his investment career in 2000. Mr. Watson earned a B.S. from the State University of New York and an M.B.A. from DePaul University.
The rest of the section, including the portfolio manager information for Columbia Management Investment Advisers, LLC, remains the same.
Effective December 29, 2017, the list of portfolio managers for under the caption “Fund Management” in the “Summary of VP - Columbia Wanger International Equities Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Louis J. Mendes, CFA	Director of International Research, Portfolio Manager and Analyst	Co-manager	2010
P. Zachary Egan, CFA	President, Global Chief Investment Officer, Portfolio Manager and Analyst	Co-manager	2016
Tae Han (Simon) Kim, CFA	International Equity Analyst	Co-manager	December 2017
The rest of the section remains the same.
Effective December 29, 2017, the information about the portfolio managers under the caption “Portfolio Managers” in the “More Information About VP - Columbia Wanger International Equities Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Louis J. Mendes, CFA	Director of International Research, Portfolio Manager and Analyst	Co-manager	2010
P. Zachary Egan, CFA	President, Global Chief Investment Officer, Portfolio Manager and Analyst	Co-manager	2016
Tae Han (Simon) Kim, CFA	International Equity Analyst	Co-manager	December 2017
S-6546-94 A (11/17)

Mr. Mendes has been associated with CWAM or its predecessors as an investment professional since 2001. Mr. Mendes began his investment career in 1986 and earned a B.A. from Columbia University and an M.I.M. from the American Graduate School of International Management.
Mr. Egan is President and Global Chief Investment Officer of CWAM and has been associated with CWAM or its predecessors as an investment professional since 1999. Mr. Egan began his investment career in 1999 and earned a B.A. from Middlebury College and an M.A. from the University of Chicago.
Mr. Kim has been associated with CWAM as an investment professional since 2011. Mr. Kim began his investment career in 2007 and earned a B.A. from Boston College and an M.B.A from the University of Oxford.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6546-94 A (11/17)